Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Accounts receivable, gross (Note)	$ 154,891	$ 147,440
Less: allowance for credit losses (Note 2(j))	(11,749)	(3,469)
Accounts receivable, net	$ 143,142	$ 143,971